Significant accounting policies - Schedule of derivative liabilities under the fair value hierarchy (Detail) - USD ($)	Jun. 28, 2019	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 492,884
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		$ 1,117